DBX ETF Trust | 1
Schedule of Investments
Xtrackers Cybersecurity Select Equity ETF
February 28, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.5%
Application Software — 7.1%
Alarm.com Holdings, Inc. *
1,460 69,861
Clear Secure, Inc., Class A
2,125 103,360
Datadog, Inc., Class A *
538 60,234
Dynatrace, Inc. *
1,738 62,429
InterDigital, Inc.
247 90,533
Systena Corp.
13,969 39,547
TeamViewer SE, 144A *
11,297 61,943
(Cost $461,742)
487,907
Communications Equipment
— 2.3%
F5, Inc. *
284 77,066
NetScout Systems, Inc. *
2,747 80,240
(Cost $108,961)
157,306
Computer Services — 0.9%
GB Group PLC
(Cost $71,928)
22,910 62,681
Computers-Integrated Systems
— 0.4%
Telos Corp. *
(Cost $38,153)
6,173 24,815
Electronic Equipment,
Instruments & Components
— 0.4%
ITMAX SYSTEM Bhd
(Cost $29,879)
23,200 28,203
Internet Services &
Infrastructure — 26.0%
Akamai Technologies, Inc. *
3,884 382,147
Fastly, Inc., Class A *
7,268 138,964
GDS Holdings Ltd., Class A *
62,598 334,671
Hennge KK
5,154 33,177
NEXTDC Ltd. *
39,268 388,423
Okta, Inc. *
3,650 264,625
SUNeVision Holdings Ltd.
85,003 73,243
Vnet Group, Inc., ADR *
14,554 156,892
(Cost $1,368,087)
1,772,142
IT Consulting & Other Services
— 8.6%
Al Moammar Information
Systems Co.
1,061 43,703
Change Holdings, Inc. (a)
10,611 67,897
Future Corp.
3,054 35,582
NCC Group PLC
16,711 29,791
NEC Corp.
2,150 59,684
Netcompany Group A/S, 144A
* (a)
1,635 83,507
Otsuka Corp.
3,731 75,253
Systex Corp.
18,831 69,385
TechMatrix Corp.
3,402 41,881
Number
of Shares Value $
TietoEVRY OYJ
3,485 78,098
(Cost $530,408)
584,781
Research & Consulting
Services — 3.3%
Zetrix Ai Bhd
(Cost $199,119)
1,057,596 222,881
Systems Software — 49.5%
A10 Networks, Inc.
5,091 98,053
Ahnlab, Inc.
810 36,713
BlackBerry Ltd. *
43,050 146,146
Check Point Software
Technologies Ltd. *
1,807 274,790
Crowdstrike Holdings, Inc., Class
A *
715 265,966
Digital Arts, Inc.
1,539 55,498
Fortinet, Inc. *
4,281 338,327
N-able, Inc. *
6,038 26,567
OneSpan, Inc.
4,088 45,132
Palo Alto Networks, Inc. *
3,377 502,903
Qualys, Inc. *
2,598 240,237
Radware Ltd. *
1,572 36,392
Rapid7, Inc. *
9,743 60,601
SentinelOne, Inc., Class A *
22,059 289,414
Tenable Holdings, Inc. *
12,353 237,548
Trend Micro, Inc.
8,208 273,381
Varonis Systems, Inc. *
9,666 223,285
Zscaler, Inc. *
1,482 217,839
(Cost $4,151,324)
3,368,792
TOTAL COMMON STOCKS
(Cost $6,959,601)
6,709,508
EXCHANGE-TRADED FUNDS
— 0.4%
Amplify Cybersecurity ETF
150 10,974
Global X Cybersecurity ETF
750 18,832
(Cost $33,052)
29,806
SECURITIES LENDING
COLLATERAL — 0.7%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.57%
(b)(c)
(Cost $47,852)
47,852 47,852
CASH EQUIVALENTS — 0.1%
DWS Government Money Market
Series "Institutional Shares",
3.62% (b)
(Cost $5,304)
5,304 5,304

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Cybersecurity Select Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
TOTAL INVESTMENTS — 99.7%
(Cost $7,045,809)
6,792,470
Other assets and liabilities,
net — 0.3%
17,650
NET ASSETS — 100.0%
6,810,120

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Cybersecurity Select Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Hidden Row
At February 28, 2026, open futures contracts purchased were as follows:
Currency Abbreviations
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:
Value ($) at
5/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
2/28/2026
Value ($) at
2/28/2026
SECURITIES LENDING COLLATERAL — 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.57% (b)(c)
520,072 — (472,220) (d) — — 220 — 47,852 47,852
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series "Institutional Shares", 3.62% (b)
11,360 194,491 (200,547) — — 349 — 5,304 5,304
531,432 194,491 (672,767) — — 569 — 53,156 53,156
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2026 amounted to $103,996, which is 1.5% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $60,524.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28,
2026.
ADR: American Depositary Receipt
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Depreciation ( $ )
Micro E-Mini S&P 500 Index
USD 2 69,195 68,890 3/20/2026 (305)
USD U.S. Dollar

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Cybersecurity Select Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
PSWD-PH3
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 6,709,508 $ — $ — $ 6,709,508
Exchange-Traded Funds
29,806 — — 29,806
Short-Term Investments (a)
53,156 — — 53,156
TOTAL
$ 6,792,470 $ — $ — $ 6,792,470
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Futures Contracts
$ (305) $ — $ — $ (305)
TOTAL
$ (305) $ — $ — $ (305)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.